United States Security and Exchange Commission
			      Washington, DC 20549

				    FORM 13F

			      FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]

	  Amendment Number:
	  This Amendment (check only one): [ ] is a restatement.
					   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Paul J. Sheehan & Associates
Address:        1033 N. Carol Drive, #T-11
		Los Angeles, CA 90069

13F File Number: 028-05317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report:

Name:   Paul J. Sheehan, CFA, CIC
Title:  Owner
Phone:  310-858-3765

Signature, Place, and Date of Signing:

Paul J. Sheehan     Los Angeles, California     April 27, 2001

Report Type (check only one):

   [X] 13F Holdings Report (check here if all holdings of this reporting
			    manager are reported in this report)

   [ ] 13F Notice (check here if no holding reported are in this report,
		   and all holdings are reported by other reporting manager(s))

   [ ] 13F Combination Report (check here if a portion of the holdings for
			       this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager: none

			     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $ 30,234 (thousands)

List of Other Included Managers: none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Equity Res B 9.125%            PFD              29476L305      210     8000 SH       SOLE                     8000
Equity Res F 9.65%             PFD              29476L875      250     9950 SH       SOLE                     9950
Prologis Trust 9.40%           PFD              743410201      283    11200 SH       SOLE                    11200
AOL Time Warner                COM              00184A105     1374    34211 SH       SOLE                    34211
AT&T Liberty Media A           COM              001957208      658    46988 SH       SOLE                    46988
AT&T Wireless Grp              COM              001957406      349    18212 SH       SOLE                    18212
Abbott Laboratories            COM              002824100      911    19295 SH       SOLE                    19295
Am Int'l Group                 COM              026874107      263     3272 SH       SOLE                     3272
American Express               COM              025816109      537    13004 SH       SOLE                    13004
Amgen                          COM              031162100      620    10295 SH       SOLE                    10295
Ariba                          COM              04033V104      107    13583 SH       SOLE                    13583
Bank of America                COM              060505104      710    12976 SH       SOLE                    12976
BellSouth                      COM              079860102      321     7833 SH       SOLE                     7833
Berkshire Hathaway             COM              084670207      307      141 SH       SOLE                      141
Biotech Holders Trust          COM              09067D201      292     2560 SH       SOLE                     2560
BroadVision                    COM              111412102       88    16390 SH       SOLE                    16390
Broadcom                       COM              111320107      258     8925 SH       SOLE                     8925
CMG Info Services              COM              125750109      110    43133 SH       SOLE                    43133
Cisco Systems                  COM              17275R102     1016    64260 SH       SOLE                    64260
Citigroup                      COM              172967101     1250    27781 SH       SOLE                    27781
Covad Commun Grp               COM              222814204       19    14250 SH       SOLE                    14250
Disney (Walt)                  COM              254687106      381    13318 SH       SOLE                    13318
E.Piphany                      COM              26881V100      188    16100 SH       SOLE                    16100
EMC                            COM              268648102      267     9091 SH       SOLE                     9091
Elan Corp plc ADR              COM              284131208      729    13952 SH       SOLE                    13952
Enron                          COM              293561106      290     4997 SH       SOLE                     4997
Exodus                         COM              302088109      215    19965 SH       SOLE                    19965
Exxon Mobil                    COM              30231G102      208     2564 SH       SOLE                     2564
Fannie Mae                     COM              313586109      673     8459 SH       SOLE                     8459
Fedex Corporation              COM              31428X106      278     6681 SH       SOLE                     6681
Fifth Third Bancorp            COM              316773100      210     3937 SH       SOLE                     3937
Freddie Mac                    COM              313400301      204     3143 SH       SOLE                     3143
General Electric               COM              369604103     2665    63669 SH       SOLE                    63669
Home Depot                     COM              437076102      961    22308 SH       SOLE                    22308
Infospace.com                  COM              45678T102       71    31924 SH       SOLE                    31924
Intel Corp                     COM              458140100      257     9780 SH       SOLE                     9780
Internet Capital               COM              46059C106       32    14622 SH       SOLE                    14622
JDS Uniphase                   COM              46612J101      444    24093 SH       SOLE                    24093
JP Morgan Chase & Co.          COM              46625H100      253     5640 SH       SOLE                     5640
Johnson & Johnson              COM              478160104      868     9928 SH       SOLE                     9928
Juniper Networks               COM              48203R104     1256    33085 SH       SOLE                    33085
Komag                          COM              500453105       10    10000 SH       SOLE                    10000
Large Scale Biology            COM              517053104       59    12350 SH       SOLE                    12350
Medicis Pharm (New)            COM              584690309      297     6630 SH       SOLE                     6630
Merck & Co                     COM              589331107     1194    15733 SH       SOLE                    15733
Metromedia Fiber Net           COM              591689104       56    10184 SH       SOLE                    10184
Microsoft                      COM              594918104     2587    47308 SH       SOLE                    47308
Minnesota Mining               COM              604059105      380     3660 SH       SOLE                     3660
Nokia                          COM              654902204      514    21401 SH       SOLE                    21401
Oracle                         COM              68389X105      315    21041 SH       SOLE                    21041
Pfizer                         COM              717081103      707    17260 SH       SOLE                    17260
Portal Software                COM              736126103      207    24550 SH       SOLE                    24550
Qualcomm                       COM              747525103      309     5464 SH       SOLE                     5464
Siebel Systems                 COM              826170102      925    34014 SH       SOLE                    34014
Simple Technology              COM              828820100       36    11600 SH       SOLE                    11600
Sun Microsystems               COM              866810104      380    24736 SH       SOLE                    24736
Targeted Genetics Corp         COM              87612M108       71    16800 SH       SOLE                    16800
Tyco International             COM              902124106      279     6445 SH       SOLE                     6445
Wal-Mart Stores                COM              931142103      696    13791 SH       SOLE                    13791
Wells Fargo (New)              COM              949746101      298     6028 SH       SOLE                     6028
Wenr Co.                       COM              950670109        1    49750 SH       SOLE                    49750
Worldcom                       COM              98157D106      331    17716 SH       SOLE                    17716
Yahoo!                         COM              984332106      198    12551 SH       SOLE                    12551